Long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2011 and March 31, 2012 was comprised of the following:

	As of March 31,
	2011		2012		2012
	(In millions)
Subordinated debt	Rs.	73,930.5	Rs.	111,056.5	US$	2,182.3
Others		19,356.7		67,310.1		1,322.6

Total	Rs.	93,287.2	Rs.	178,366.6	US$	3,504.9

The below table presents the balance of long term debt as of March 31, 2011 and March 31, 2012 and the related contractual rates and maturity dates:

	Years ended March 31,
	2011				2012
	Maturity /Call dates	Stated interest rates	Total		Maturity /Call dates	Stated interest rates	Total		Total
	(In Millions)
Subordinated debt
Lower Tier II
Fixed rate	2011 - 2019	5.90% to 10.70%	Rs.	33,312.0	2014 -2022	5.90% to 10.70%	Rs.	69,810.0	US$	1,371.8
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		671.2
Variable rate	2016 - 2017	LIBOR+1.2		4,459.5	2016 - 2017	LIBOR+1.2		5,087.5		100.0
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		39.3
Others
Variable rate—(1)	2011 - 2014	1.15% to 1.91%		5,351.4	2012 -2015	1.41% to 2.30%		31,033.8		609.8
Variable rate—(2)	2012 - 2019	9.60% to 10.0%		11,171.2	2012 -2019	10.50% to 10.85%		10,983.9		215.8
Fixed rate	2011 - 2014	8.75% to 10.5%		2,834.1	2012 -2019	8.00% to 11.50%		25,292.4		497.0

Total			Rs.	93,287.2			Rs.	178,366.6	US$	3,504.9

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2012
	(In millions)
Due in the fiscal year ending March 31:
2013	Rs.	19,687.8	US$	386.9
2014		9,532.2		187.3
2015		33,356.0		655.5
2016		16,020.0		314.8
2017		5,450.0		107.1
Thereafter (1)		92,320.6		1,814.1

Total	Rs.	176,366.6	US$	3,465.7

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.